Stockholders’ Deficit (Details Narrative) - USD ($)									1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2025	Oct. 15, 2024	Sep. 24, 2024	Jul. 25, 2024	Jul. 23, 2024	Jun. 17, 2024	Nov. 07, 2023	Nov. 07, 2023	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 14, 2024	Mar. 28, 2024	Jun. 28, 2023	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Business combination, closing cash balance							$ 100,000	$ 100,000
Description of contingent consideration							the Company was obligated to compensate EF Hutton at a new share price equal to the difference in amount on such date. Due to the decrease in share value on the six-month anniversary, the Company was required to either pay to EF Hutton an additional $2.8 million or issue to EF Hutton an additional 3,175,000 shares of Common Stock.										the Company was obligated to pay to EF Hutton the true-up of either $2.8 million or 3,175,000 shares of Common Stock valued at $0.88 per share, plus the $0.5 million promissory note. Upon the occurrence of an event of default, the promissory note bears interest at a rate of 12.5% until such event of default is cured.
Number of shares, issued							20,000,000	543,057						277,778
Number of shares issued, value														$ 200,000		$ 242,000				$ 16,000
Debt instrument maturity date																	Mar. 01, 2024
Interest expense															$ 14,000		$ 55,000
Promissory note payment											$ 100,000
Stockholders deficit description						An Advance may not exceed the greater of (i) 100% of the average of the daily trading volume of the Common Stock on Nasdaq, during the five consecutive trading days immediately preceding the date of the Advance, and (ii) five hundred thousand (500,000) shares of Common Stock.
Commitment fees						$ 500,000
Fair value of embedded derivative										$ 200,000					$ 200,000		$ 200,000
Warrants exercisable for common stock										50,000					50,000		50,000								174,102
Warrant exercise price										$ 1.20					$ 1.20		$ 1.20				$ 1.00		$ 1.20		$ 0.10
Share price							$ 10.00	$ 10.00
Proceeds from issuance of private placement																	$ 6,270,000
Preferred stock, shares issued										0					0		0			0	0
Preferred stock, shares outstanding										0					0		0			0	0
Common stock, shares issued										28,175,172					28,175,172		28,175,172			23,572,232	4,033,170
Common stock, shares outstanding										27,987,427					27,987,427		27,987,427			23,572,232	4,033,170
Capital stock authorized							101,000,000	101,000,000
Capital stock par value							$ 0.0001	$ 0.0001		$ 0.0001					$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized							100,000,000	100,000,000		100,000,000					100,000,000		100,000,000			100,000,000	100,000,000
Preferred stock, shares authorized							1,000,000	1,000,000		1,000,000					1,000,000		1,000,000			1,000,000	0
Proceeds																		$ 16,000		$ 16,000
Series A-2 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																				$ 0.15
Dividends																				$ 0	0
Proceeds																				$ 20,000,000
Liquidation preference amount																					10,700,000
Convertible preferred stock terms of conversion																				Series A-2 preferred stock were converted into Common Stock using an exchange ratio of 1:1.
Series A-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																				$ 0.15
Dividends																				$ 0	0
Proceeds																				$ 20,000,000
Liquidation preference amount																					$ 8,900,000
Convertible preferred stock terms of conversion																				Series A-1 preferred stock were converted into Common Stock using an exchange ratio of 1:1.
Treasury Stock, Common [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, value
Number of shares repurchased																	(187,745)
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued										526,312						277,778
Number of shares issued, value
Number of shares repurchased																(187,745)
Common stock, shares issued																					4,033,170
Common stock, shares outstanding																					4,033,170
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued																					6,255,880
Preferred stock, shares outstanding																					6,255,880
Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued			1,918,591	1,297,059	1,297,059	500,000
Number of shares repurchased																			187,745
Common stock price per share			$ 0.65	$ 1.0278	$ 1.0278
Warrant exercise price				1.0278	1.0278																	$ 1.20
Share price				$ 0.0001	$ 0.0001
Proceeds from issuance of private placement			$ 1,700,000	$ 4,600,000	$ 4,600,000
Common stock, shares issued				2,301,791	2,301,791
Common stock, shares outstanding						4,767,616
Forecast [Member] | Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price			$ 0.65
Share price			0.0001
Forecast [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price			$ 0.325
Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash structuring fee						$ 25,000
Emdedded derivative liabilities																	$ 0
Standby Equity Purchase Agreement [Member] | Yorkville Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock amount						600,000
Conversion of stock amount issued						$ 500,000
Interest rate percentage						10.00%
Standby Equity Purchase Agreement [Member] | Subsequent Event [Member] | Yorkville Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Payments of common stock issuance		$ 600,000
Standby Equity Purchase Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, value						$ 25,000,000.0
Securities Purchase Agreement [Member] | July Two Thousand Twenty Four Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issue and sold				2,301,791	1,297,059
Common stock price per share				$ 0.85	$ 1.0278
Proceeds from issuance of private placement				$ 4,500,000
Offering expenses				$ 100,000
Securities Purchase Agreement [Member] | September Two Thousand Twenty Four Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares not yet issued										$ 1,918,591					$ 1,918,591		1,918,591
Securities Purchase Agreement [Member] | Investor [Member] | September Two Thousand Twenty Four Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issue and sold			1,918,591
Common stock price per share			$ 0.65
Securities Purchase Agreement [Member] | Prefunded Warrants [Member] | July Two Thousand Twenty Four Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable for common stock				1,323,530
Warrant exercise price					1.0278
Share price					$ 0.0001
Securities Purchase Agreement [Member] | Prefunded Warrants [Member] | Investor [Member] | September Two Thousand Twenty Four Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable for common stock			743,314
Warrant exercise price			$ 0.65
Share price			$ 0.0001
Offering expenses			$ 1,700,000
Securities Purchase Agreement [Member] | Warrant [Member] | Investor [Member] | September Two Thousand Twenty Four Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable for common stock			133,095
Warrant exercise price			$ 0.325
Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accounts payable and accrued expenses										$ 400,000					$ 400,000		$ 400,000
Convertible Notes Payable [Member] | Stock Repurchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares repurchased													187,745
Number of shares repurchased, value exchange for cash									$ 100,000			$ 100,000	$ 500,000
Principal and accrued interest outstanding													$ 500,000
Convertible Notes Payable [Member] | Stock Repurchase Agreement [Member] | Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares repurchased, value exchange for cash	$ 300,000
Data Knights Acquisition Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Business combination, underwriter fees payable							$ 4,000,000.0	$ 4,000,000.0
Business combination, closing cash balance							500,000	500,000
Promissory note							$ 500,000	$ 500,000
Debt maturity date							Mar. 01, 2024
Number of shares transferred							277,778
Closing stock price																								$ 10.89
Volume weighted average price							277,778
Volume weighted average price, value							$ 3,000,000.0
Number of shares, issued							277,778
Debt instrument maturity date							Mar. 01, 2024